EQUITY - Narrative (Details) - ZAR (R) R / shares in Units, R in Millions		12 Months Ended
	Aug. 19, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Ergo Mining Operations Proprietary Limited | Retained earnings
Disclosure of classes of share capital [line items]
Average cost of the treasury shares		R 11.6	R 5.1	R 4.3
Major ordinary share transactions
Disclosure of classes of share capital [line items]
Dividend per share approved by directors (in ZAR cents per share)	R 120
Amount of dividends approved by directors	R 1,042.5